Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Summary of Other Current Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Statement [line Items]
Deferred revenue current	[1]	$ 269	$ 384
Contract customers advances payable [member] | Commercial agreement with cemeto bayano [member]
Statement [line Items]
Current advances from contract with customers received		225	339
Deferred revenue current		$ 5	$ 5

[1]	As of December 31, 2024 and 2023, contract liabilities with customers included $225 and $339, respectively, of advances received from customers, as well as in 2024 and 2023 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $5 in both years. Note 3 includes the changes during the period of this caption.